FAIR VALUE MEASUREMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Volatility	82.20%	51.50%
Convertible Note [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Risk free interest rate		0.07%
Warrants [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Risk free interest rate	0.12%	0.20%